Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Domestic (UK)	$ (17,130,287)	$ (16,600,376)	$ (35,295,613)
Foreign	24,496	133,596	(103,644)
Loss before income tax	$ (17,105,791)	$ (16,466,780)	$ (35,399,257)